Segregated Funds - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Guarantees included in insurance contract liabilities	$ 2,675	$ 3,496
Guarantees reinsurance contracts	$ 980	$ 1,249